Other income (Tables)	12 Months Ended
Dec. 31, 2022
Other income.
Schedule of other income

	For the Years Ended December 31,
	2022	2021	2020
Government grants	5,996,537	3,319,871	3,329,009
Others	1,155,918	156,000	9,779
Total other income	7,152,455	3,475,871	3,338,788